Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	R$ 3,044,934	R$ 2,479,246
Additions	1,420,083	1,186,809
Payments	(742,456)	(649,846)
Interest paid	(197,031)	(131,181)
Interest accrued	323,445	219,872
Disposals	(100,062)	(34,893)
Exchange rate variation	(27,066)	(25,073)
Lease liabilities at ending	R$ 3,721,847	R$ 3,044,934
Weighted average interest rate	7.50%	7.20%
Weighted average maturity	7 years 7 months 6 days	7 years 3 months 18 days
Current	R$ 944,326	R$ 676,864	R$ 471,956
Non-current	2,777,521	2,368,070	R$ 2,007,290
Land [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	112,476	126,293
Additions	9,330	732
Payments	(6,844)	(7,709)
Interest paid	(9,404)	(9,653)
Interest accrued	9,404	9,653
Disposals	(1,792)	(166)
Exchange rate variation	(6,475)	(6,674)
Lease liabilities at ending	106,695	112,476
Buildings [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	2,634,074	2,095,375
Additions	1,031,073	935,916
Payments	(530,779)	(458,434)
Interest paid	(142,245)	(102,740)
Interest accrued	268,659	191,431
Disposals	(77,896)	(19,395)
Exchange rate variation	(8,024)	(8,079)
Lease liabilities at ending	3,174,862	2,634,074
Machinery [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	22,565	45,218
Additions	241,292	4,086
Payments	(34,756)	(25,609)
Interest paid	(28,660)	(2,709)
Interest accrued	28,660	2,709
Disposals	(3,533)	(10)
Exchange rate variation	(296)	(1,120)
Lease liabilities at ending	225,272	22,565
Vehicles [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	274,215	192,694
Additions	138,388	246,075
Payments	(168,473)	(153,992)
Interest paid	(16,677)	(15,830)
Interest accrued	16,677	15,830
Disposals	(16,841)	(1,362)
Exchange rate variation	(12,271)	(9,200)
Lease liabilities at ending	215,018	274,215
Software [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	1,604	19,666
Payments	(1,604)	(4,102)
Interest paid	(45)	(249)
Interest accrued	45	249
Disposals		(13,960)
Lease liabilities at ending		R$ 1,604